37) Other liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Opening balance	R$ 5,724,960	R$ 827,574
Initial adoption - IFRS 16		4,176,611
Adjusted balance on January 1, 2019		5,004,185
Remeasurement and new contracts	622,085	1,362,692
Payments	(1,797,408)	(1,067,573)
Appropriation of financial charges	476,215	410,195
Exchange variation	67,291	15,461
Closing balance	R$ 5,093,143	R$ 5,724,960